Derivative Financial Instruments	12 Months Ended
Sep. 30, 2022
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
Note 7 — Derivative Financial Instruments
The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.
The Company’s derivatives expose it to credit risks from possible non-performance
by counterparties. The Company utilizes standard counterparty master netting agreements that net certain foreign currency transactions in the event of the insolvency of one of the parties to the transaction. These master netting arrangements permit the Company to net amounts due from the Company to counterparty with amounts due to the Company from the same counterparty. Although all of the Company’s recognized derivative assets and liabilities are subject to enforceable master netting arrangements, the Company has elected to present these assets and liabilities on a gross basis. Taking into account the Company’s right to net certain gains with losses, the maximum amount of loss due to credit risk that the Company would incur if all counterparties to the derivative financial instruments failed completely to perform, according to the terms of the contracts, based on the gross fair value of the Company’s derivative contracts that are favorable to the Company, was approximately $3,349 as of September 30, 2022. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.
The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow
s
.
The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2022. Notional values are in U.S. dollars and are translated and calculated based on forward rates as of September 30, 2022 for forward contracts
.

Notional Value*

Foreign exchange contracts	$1,902,786

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company but are used in the calculation of settlements under the contracts.
The Company reco
r
ds all derivative instruments on the consolidated balance sheets at fair value. For further information, please see Note 5 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded as an asset or a liability by the Company on its consolidated balance sheets as of September 30, 2022 and September 30, 2021, is as follows:

	As of September 30,
	2022	2021
Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$1,226	$6,962
Other noncurrent assets	—	3,068
Accrued expenses and other current liabilities	(35,659)	(70)
Other noncurrent liabilities	(16,413)	—

	(50,846)	9,960
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	10,808	4,230
Accrued expenses and other current liabilities	(8,863)	(3,211)

	1,945	1,019
Net fair value	$(48,901)	$10,979

Cash Flow Hedges
In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward and option contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of approximately three years. A significant portion of the forward and option contracts outstanding as of September 30, 2022 is scheduled to mature within the next 12 months
.
The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive (loss) income, a separate component of equity, and subsequently reclassified into earnings in the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness quarterly. As the critical terms of the forward contract or option and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges, as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, is recognized immediately in interest and other expense, net.
The effect of the Company’s cash flow hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, which partially offsets the foreign currency impact from the underlying exposures, is summarized as follows:

	(Losses) Gains Reclassified from Accumulated Other Comprehensive (Loss) Income (Effective Portion) Year Ended September 30,
	2022	2021	2020
Line item in consolidated statements of income:

Revenue	$445	$(473)	$834
Cost of revenue	(9,194)	20,209	4,166
Research and development	(3,376)	6,069	1,646
Selling, general and administrative	(3,910)	6,347	2,500

Total	$(16,035)	$32,152	$9,146

The activity related to the changes in net unrealized gains (losses) on cash flow hedges recorded in accumulated other comprehensive (loss) income, net of tax, is as follows:

	Year Ended September 30,
	2022	2021	2020
Net unrealized gain (loss) on cash flow hedges, net of tax, beginning of period	$13,773	$18,836	$3,945
Changes in fair value of cash flow hedges, net of tax	(75,226)	24,239	21,903
Reclassification of (losses) gains into earnings, net of tax	14,873	(29,302)	(7,012)

Net unrealized (losses) gains on cash flow hedges, net of tax, end of period	$(46,580)	$13,773	$18,836

Net
unrealized (losses) gains from cash flow hedges recognized in other comprehensive (loss) income were
$
(78,465
), $
23,720
and $
26,408
, or $
(75,226
), $
24,239
and $
21,903
, net of taxes, during the fiscal years ended September 30, 2022, 2021 and 2020, respectively.
Of the net gains related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive (loss) income as of September 30, 2022, a net loss of $32,736 will be reclassified into earnings during fiscal 2023 and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates.
The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal years ended September 30, 2022, 2021 and 2020, was not material.
Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.
Other Risk Management Derivatives
The Company also enters into foreign currency exchange forward and option contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense transactions.
These instruments are generally short-term in nature, with typical maturities of less than 12 months
, and are subject to fluctuations in foreign exchange rates.
The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statements of income for the fiscal years ended September 30, 2022, 2021 and 2020, respectively, which partially offsets the foreign currency impact from the underlying exposure, is summarized as follows:

	(Losses) Gains Recognized in Income Year Ended September 30,
	2022	2021	2020
Line item in statements of income:
Cost of revenue	$(8,731)	$4,786	$(718)
Research and development	(2,195)	1,187	(341)
Selling, general and administrative	(2,375)	1,301	(559)
Interest and other expense, net	(2,132)	1,808	255
Income taxes	3,018	(3,125)	(679)

Total	$(12,415)	$5,957	$(2,042)